Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Discount Rates and Useful Lives (Details) - Pemex Logistics	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	16.57%	14.80%	12.73%
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	16.57%	14.80%	12.73%
Useful life	17 years	19 years	19 years
Landing transport
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	16.57%	14.80%	12.73%
Useful life	14 years	0 years	2 years
Storage terminals
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	16.57%	14.80%	12.73%	12.57%
Useful life	14 years	15 years	16 years